Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Staples Portfolio	Apr. 29, 2024
VIP Consumer Staples Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	3.14%
Past 5 years	11.46%
Past 10 years	8.14%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1506
Average Annual Return:
Past 1 year	2.42%
Past 5 years	10.67%
Past 10 years	8.42%